Property And Equipment - Components of Property and Equipment (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Property, Plant and Equipment [Line Items]
Property Plant and Equipment, Gross	$ 5,917,579	$ 4,800,183
Accumulated depreciation	(485,756)	(288,029)
Property and equipment, net	5,431,823	4,512,154
Drillships and Related Equipment
Property, Plant and Equipment [Line Items]
Property Plant and Equipment, Gross	4,892,746	4,020,792
Asset under Construction
Property, Plant and Equipment [Line Items]
Property Plant and Equipment, Gross	1,014,480	769,131
Other Property And Equipment
Property, Plant and Equipment [Line Items]
Property Plant and Equipment, Gross	$ 10,353	$ 10,260